Derivative Liabilities (Details Textual) (USD $)	12 Months Ended			201 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Derivative, Gain (Loss) On Derivative, Net	$ (1,081,440)	$ 2,220,916	$ 4,125,590	$ (715,977) [1]
Exercise of additional investment rights	841,333
Warrant [Member]
Derivative, Gain (Loss) On Derivative, Net	755,107	2,220,916
Derivative Liability, Fair Value, Net	4,081,627	8,745,508	5,679,721	4,081,627
Investment Rights Liability [Member]
Derivative, Gain (Loss) On Derivative, Net	326,333
Derivative Liability, Fair Value, Net	$ 0	$ 515,000		$ 0

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Warrant Liability.